SHARE BASED COMPENSATION AND BENEFIT PLANS (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
SHARE BASED COMPENSATION AND BENEFIT PLANS [Abstract]
Summary of outstanding stock option grants and transactions

A summary of outstanding stock option grants and related transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1, 2017	211,018	$5.05
Granted	—
Exercised	(28,963)	4.03
Forfeited	—
Expired	—
Outstanding at September 30, 2017	182,055	$5.21	4.4	$3,175
Vested and expected to vest at September 30, 2017	182,055	$5.21	4.4	$3,175
Exercisable at September 30, 2017	182,055	$5.21	4.4	$3,175

A summary of outstanding stock option grants and related transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1, 2016	235,596	$4.94
Granted	—
Exercised	(21,614)	3.93
Forfeited	(664)	6.42
Expired	(2,300)	3.54
Outstanding at December 31, 2016	211,018	$5.05	5.09	$3,514
Vested and expected to vest at December 31, 2016	211,018	$5.05	5.09	$3,514
Exercisable at December 31, 2016	211,018	$5.05	5.09	$3,514

Summary of non-vested restricted stock and stock units and transactions

A summary of outstanding non-vested restricted stock and PSUs and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2017	296,422	$14.52
Granted	68,473	21.07
Vested	(63,799)	14.91
Forfeited	(8,510)	15.59
Outstanding at September 30, 2017	292,586	$15.88

A summary of outstanding non-vested stock and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2016	261,981	$11.29
Granted	147,160	15.39
Vested	(107,795)	7.92
Forfeited	(4,924)	13.24
Outstanding at December 31, 2016	296,422	$14.52

Information regarding options exercised

Certain information regarding options exercised during the periods follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(In thousands)
Intrinsic value	$39	$9	$513	$186
Cash proceeds received	$18	$5	$117	$64
Tax benefit realized	$14	$3	$180	$65

Certain information regarding options exercised during the periods ending December 31 follows:

	2016	2015	2014
	(In thousands)
Intrinsic value	$254	$444	$321
Cash proceeds received	$85	$137	$96
Tax benefit realized	$89	$155	$112